UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment:	___; Amendment Number:	1
  This Amendment (Check only one.)  XX is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA 94111

Form 13F File Number:	28-05-481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:


Joseph E. Sweeney			San Francisco, CA		November 14, 2002

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	5

Form 13F Information Table Value Total:	3,546


List of Other Included Managers:

NONE
<Page


NAME OF ISSUER             TITLE OF   CUSIP        VALUE        SHARES   SH/   INV.    OTHER  VOTING AUTH
                           CLASS                   X1000                 PRN   DISC    MGR   SOLE    SHR NONE

Prometic Life Sciences In    COMMON     74342Q104       88      100,000  SH    SOLE         100,000
European Minerals Corp       COMMON     29879A104      338      400,000  SH    SOLE         400,000
Pacer Intl Inc               COMMON     69373H106     2651      233,600  SH    SOLE         233,600
Upton Resources Inc          COMMON     91685D102      326      140,000  SH    SOLE         140,000
Wheaton River Minerals       COMMON     962902102      142      200,000  SH    SOLE         200,000


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